Consolidated Balance Sheets (USD $)	Nov. 30, 2014	Nov. 30, 2013
Current
Cash	$ 4,233,975	$ 760,586
Accounts receivable, net (Note 4)	1,011,133	1,475,745
Investment tax credits	324,986	179,551
Prepaid expenses, sundry and other assets	414,663	312,533
	5,984,757	2,728,415
Deferred offering costs (Note 10)	271,381	419,777
Property and equipment, net (Note 5)	1,618,897	1,231,309
	7,875,035	4,379,501
Current
Accounts payable	668,069	810,381
Accrued liabilities (Note 6)	675,487	669,321
Employee costs payable (Note 8)	181,204	508,616
Current portion of capital lease obligations (Note 9)	21,449	43,264
Due to related parties (Note 7)		759,564
Convertible debenture (Note 7)	1,377,302	2,105,406
	2,923,511	4,896,552
Capital lease obligations (Note 9)	42,160
Warrant liabilities (Note 14)		5,438,022
	2,965,671	10,334,574
Capital stock (Notes 10 and 11)
Issued and outstanding 23,456,611 common shares (2013 - 21,430,611)	18,941,067	11,721,152
Additional paid-in capital	31,119,930	23,619,055
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(45,436,054)	(41,579,701)
	4,909,364	(5,955,073)
Contingencies (Note 16)
	$ 7,875,035	$ 4,379,501